CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Schedule Showing Break-down of the Company's Total Short-term Investment and Long-term Investments

	Accounting	December 31,	December 31,
	Method	2021	2020
		(in thousands)
GCT Semiconductor	Cost	$—	$—
UiTV Media Inc.	Equity	—	—
UTStarcom Hong Kong Holdings Ltd	AFS	—	2,100
Total Investments		$—	$2,100

Schedule of Change in Value of Financial Assets using Unobservable Inputs (Level 3)

Amount
In thousands
As of December 31, 2020	$2,100
Less: Proceeds from sales of short-term investment	(2,100)
As of December 31, 2021	$—